LEASES (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Capital Leases
Amount of leased assets at cost under capital leases	¥ 19,706	¥ 5,153
Accumulated depreciation	6,796	3,402
Operating Leases
Lease period	2 years
Operating lease expense	183,117	174,503	127,709
Operating Leases
2014	49,529
2015	47,479
2016	30,204
Total minimum lease payments	127,212
Capital Leases
2014	3,470
2015	3,059
2016	3,059
2017	3,059
2018	934
Total minimum lease payments	13,581
Less amounts representing interest	556
Present value of minimum lease payments	13,025
Less current portion	3,241
Noncurrent portion	¥ 9,784